Note 2 - Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Notes
Note 2 - Summary of Significant Accounting Policies:

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

a.     Basis of Presentation and Going Concern – The accompanying unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America for interim financial information, as well as the instructions to Form 10-Q. Accordingly, the financial statements do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of our management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of the interim financial statements have been included. Operating results for the three and six month periods ended March 31, 2017 are not necessarily indicative of the results that may be expected for the full year ending September 30, 2017.  All amounts presented are in U.S. dollars.  For further information refer to the financial statements and footnotes thereto in our Annual Report on Form 10-K for the fiscal year ended September 30, 2016.

The consolidated financial statements for the three and six month periods ended March 31, 2017 were prepared on the basis that the Company is a going concern, which contemplates the realization of its assets and the settlement of its liabilities in the normal course of operations. These financial statements do not reflect adjustments that would be necessary if the going concern assumption were not appropriate.  The Company’s ability to continue as a going concern is dependent upon its ability to receive cash flow from its operations or to successfully obtain additional financing. While the Company has been successful in the past in obtaining financing, there is no assurance that it will be able to obtain adequate financing in the future or that such financing will be on terms acceptable to the Company.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.

b.      Net Income (Loss) per Share – Basic earnings per share (“EPS”) is computed as net income (loss) divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible securities.

The dilutive effect of convertible and outstanding securities, in periods of future income as of March 31, 2017 and 2016, would be as follows:

	2017	2016
Stock options	2,297,085	450,945
Warrants	16,155,006	12,500
Total possible dilution	18,452,091	463,445

At March 31, 2017 and 2016, the effect of the Company’s outstanding options and common stock equivalents would have been anti-dilutive.

c.      Asset retirement obligation – We account for asset retirement obligations by following the uniform methodology for accounting for estimated reclamation and abandonment costs as prescribed by authoritative accounting guidance.  This guidance provides that the fair value of a liability for an asset retirement obligation (“ARO”) will be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The ARO is capitalized as part of the carrying value of the assets to which it is associated and depreciated over the useful life of the asset. Adjustments are made to the liability for changes resulting from passage of time and changes to either the timing or amount of the original present value estimate underlying the obligation. We have an ARO associated with our exploration program at the Lookout Mountain exploration project.

d.      Available-for-sale equity securities – Available-for-sale equity securities are recorded at fair value.  Unrealized gains and losses relating to equity securities classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss) in stockholders’ equity unless an other-than-temporary impairment in value has occurred, in which case such accumulated loss would be charged to current period net income (loss).  Unrealized gain and losses originally included in accumulated other comprehensive income are reclassified to the current period net income (loss) when the sale or determination of other-than-temporary-impairment of securities occurs.  Realized gains and losses on the sale of securities are recognized on a specific identification basis.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

a.      Basis of Presentation and going concern – This summary of significant accounting policies is presented to assist in understanding the financial statements. The financial statements and notes are representations of our management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) and have been consistently applied in the preparation of the financial statements.

The accompanying consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern. The Company is an exploration stage company and has incurred losses since its inception. The Company does not have sufficient cash to fund normal operations and meet all of its obligations for the next 12 months without raising additional funds.   The Company currently has no historical recurring source of revenue, and its ability to continue as a going concern is dependent on the Company’s ability to raise capital to fund its future exploration and working capital requirements or its ability to profitably execute its business plan. The Company’s plans for the long-term return to and continuation as a going concern include financing the Company’s future operations through sales of its common stock and/or debt and the eventual profitable exploitation of its mining properties. Additionally, the current capital markets and general economic conditions in the United States and Canada are significant obstacles to raising the required funds. While the Company has been successful in the past in obtaining financing, there is no assurance that it will be able to obtain adequate financing in the future or that such financing will be on terms acceptable to the Company.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern. If the going concern basis were not appropriate for these financial statements, adjustments would be necessary in the carrying value of assets and liabilities, the reported expenses and the balance sheet classifications used.

b.      New Accounting Pronouncement – In August 2014, the FASB issued ASU No. 2014-15—Presentation of Financial Statements—Going Concern. The guidance requires an entity’s management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). If conditions or events exist that raise substantial doubt about an entity’s ability to continue as a going concern, the guidance requires disclosure in the financial statements. The guidance will be effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter.  Early application is permitted.  The Company has concluded that adoption of the standard would have minimal impact on the Company’s financial statements as such disclosure is already included the financial statements.

c.     Principles of Consolidation – The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Staccato Gold Resources, Ltd.; BH Minerals USA, Inc.; Wolfpack Gold (Nevada) Corp.; and Talapoosa Development Corp., after elimination of intercompany accounts and transactions.

d.     Exploration Expenditures – All exploration expenditures are expensed as incurred. Significant property acquisition payments for active exploration properties are capitalized.  If no mineable ore body is discovered, previously capitalized costs are expensed in the period the property is abandoned.

e.     Fair Value of Financial Instruments – Our financial instruments include cash, restricted cash, and available-for-sale equity securities. The carrying value of restricted cash approximates fair value, based on the contractual terms of those instruments.

f.     Cash Equivalents – For the purposes of the statement of cash flows, we consider all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.  Balances are insured by the Federal Deposit Insurance Corporation up to $250,000 for accounts at each financial institution.

g.     Restricted Cash – Restricted cash represents bonds held for exploration permits.

h.      Estimates and Assumptions – The preparation of financial statements in accordance with GAAP requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant areas requiring the use of management assumptions and estimates relate to asset impairments, asset retirement obligations, and stock based compensation.  Actual results could differ from these estimates and assumptions and could have a material effect on our reported financial position and results of operations.

i.      Investments – Investments with readily determinable fair value are initially recorded at cost and then carried at fair value, with unrealized gains or losses recorded as a component of equity, unless a decline in value of the security is considered other than temporary. Realized gains and losses and other than temporary impairments are recorded in the statement of operations.  Investments in private entities which do not have a readily determinable fair value, and in which we do not have significant influence, are carried at the lower of cost or fair value.  As of the year ended September 30, 2015, we had a 50% interest in a joint venture at the Butte Highlands Gold Project.  Given that our 50% interest in the joint venture was carried to production, we did not have management control over operating decisions of the joint venture until our joint venture partner’s investment in the project, less $2 million, was recovered by the joint venture partner out of future production.  We had no risk of loss from expenses incurred by the joint venture until production.  Our investment in the joint venture was accounted for on a cost basis. (See Note 6)

j.      Available-for-sale equity securities - Available-for-sale equity securities are recorded at fair value.  Unrealized gains and losses relating to equity securities classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss) in stockholders’ equity unless an other-than-temporary impairment in value has occurred, in which case such accumulated loss would be charged to current period net income (loss).  Unrealized gain and losses originally included in accumulated other comprehensive income are reclassified to the current period net income (loss) when the sale or determination of other-than-temporary-impairment of securities occurs.  Realized gains and losses on the sale of securities are recognized on a specific identification basis.

k.     Property and Equipment – Property and equipment are stated at cost. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets, which ranges from two to seven years.  Maintenance and repairs are charged to operations as incurred. Significant improvements are capitalized and depreciated over the useful life of the assets. Gains or losses on disposition or retirement of property and equipment are recognized in operating expenses.

l.      Review of Carrying Value of Property, Mineral Rights and Equipment for Impairment – We review the carrying value of property, mineral rights, and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, the effects of obsolescence, demand, competition, and other economic factors.

m.   Asset Retirement Obligations – The Company accounts for asset retirement obligations by following the methodology for accounting for estimated reclamation and abandonment costs as prescribed by GAAP.  This guidance provides that the fair value of a liability for an asset retirement obligation (“ARO”) will be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made and a contractual obligation exists. The ARO is capitalized as part of the carrying value of the assets to which it is associated, and depreciated over the useful life of the asset. Adjustments are made to the liability for changes resulting from passage of time and changes to either the timing or amount of the original estimate underlying the obligation. We have an asset retirement obligation associated with our exploration program at the Lookout Mountain exploration project on our Eureka property (see Note 11).

n.     Provision for Income Taxes – Income taxes are provided based upon the liability method of accounting.  Under this approach, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end.   A valuation allowance is recorded against the deferred tax asset, if management believes it is more likely than not that some portion or all of the deferred tax assets will not be realized (see Note 12).

o.     Translation of Foreign Currencies – All amounts in the financial statements are presented in US dollars, and the US dollar is our functional currency. We have a Canadian subsidiary, but this subsidiary has no operations, assets, or liabilities in Canada for the years ended September 30, 2016 and 2015, respectively.  We incur certain expenses in Canada, and the foreign translation and transaction gains and losses relating to such expenses incurred in Canada by Timberline – a gain of $16,773 and a loss of $17,938 for the years ended September 30, 2016 and 2015, respectively -  have been included in our net loss as a component of other income (expense).

p.      Stock-based Compensation – We estimate the fair value of our stock-based option compensation using the Black-Scholes model, which requires the input of some subjective assumptions. These assumptions include estimating the length of time employees will retain their vested stock options before exercising them (“expected life”), the estimated volatility of our common stock price over the expected term (“volatility”), employee forfeiture rate, the risk-free interest rate and the dividend yield. Changes in the subjective assumptions can materially affect the estimate of fair value of stock-based compensation.  The value of common stock awards is determined based upon the closing price of our stock on the grant date of the award.  Compensation expense for grants that vest upon grant are recognized in the period of grant.  The fair value of stock unit or stock awards is determined by the closing price of the Company’s common stock on the date of the grant.

q.   Net Income (Loss) per Share – Basic earnings per share (“EPS”) is computed as net income (loss) available to common shareholders divided by the weighted-average number of common shares outstanding for the period.  Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible securities.

The dilutive effect of convertible and outstanding securities as of September 30, 2016 and 2015 is as follows:

	2016	2015
Stock options	2,055,419	533,778
Warrants	10,000,006	25,000
Total potential dilution	12,055,425	558,778

At September 30, 2016 and 2015, the effect of the Company’s outstanding stock options and common stock equivalents would have been anti-dilutive. Accordingly, only basic EPS is presented.